UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS


                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                          June 30, 2004 and Year Ended
                               December 31, 2003

                          Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                        $          195,693,303
     Cash denominated in foreign currencies  (2)                                                                          6,215
     Interest receivable                                                                                              2,869,284
     Subscriptions receivable                                                                                           326,183
     Receivable for investments sold                                                                                     99,392
     Unrealized appreciation on forward foreign currency contracts                                                      351,217
                                                                                                           ---------------------
                                                                                                           ---------------------

     Total assets                                                                                                   199,345,594
                                                                                                           ---------------------
                                                                                                           ---------------------

LIABILITIES:
     Due to investment adviser                                                                                          231,593
     Redemptions payable                                                                                                439,816
     Payable for investments purchased                                                                                  103,635
     Unrealized depreciation on forward foreign currency contracts                                                      303,099
     Payable to custodian                                                                                                20,269
                                                                                                           ---------------------
                                                                                                           ---------------------

     Total liabilities                                                                                                1,098,412
                                                                                                           ---------------------
                                                                                                           ---------------------

NET ASSETS                                                                                               $          198,247,182
                                                                                                           =====================
                                                                                                           =====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                       $            1,946,185
     Additional paid-in capital                                                                                     192,267,192
     Net unrealized depreciation on investments, translation of assets and liabilities denominated
     in foreign currencies and forward foreign currency contracts                                                      (245,979)
     Undistributed net investment income                                                                                402,638
     Accumulated net realized gain on investments, forward foreign currency contracts
     and futures contracts                                                                                            3,877,146
                                                                                                           ---------------------
                                                                                                           ---------------------

NET ASSETS                                                                                               $          198,247,182
                                                                                                           =====================
                                                                                                           =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                    $                10.19
                                                                                                           =====================
                                                                                                           =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                     100,000,000
     Outstanding                                                                                                     19,461,852

(1)  Cost of investments in securities:                                                                  $          195,987,348
(2)  Cost of cash denominated in foreign currencies:                                                                      6,267

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                         $         2,253,024
     Dividends                                                                                                    127,960
                                                                                                        ------------------
                                                                                                        ------------------

     Total income                                                                                               2,380,984
                                                                                                        ------------------
                                                                                                        ------------------

EXPENSES:
     Management fees                                                                                              969,655
                                                                                                        ------------------
                                                                                                        ------------------

NET INVESTMENT INCOME                                                                                           1,411,329
                                                                                                        ------------------
                                                                                                        ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           5,964,657
     Net realized loss on forward foreign currency contracts                                                   (2,123,113)
     Change in net unrealized depreciation on investments                                                      (2,307,537)
     Change in net unrealized appreciation on translation of assets and liabilities
     denominated in foreign currencies                                                                         (6,924,061)
     Change in net unrealized appreciation on forward foreign currency contracts                                1,056,677
                                                                                                        ------------------
                                                                                                        ------------------

     Net realized and unrealized loss on investments, translation of assets and liabilities
     denominated in foreign currencies and forward foreign currency contracts                                  (4,333,377)
                                                                                                        ------------------
                                                                                                        ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $        (2,922,048)
                                                                                                        ==================
                                                                                                        ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004             2003
                                                                                              ---------------   --------------
                                                                                              --------------------------------
                                                                                                  UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                                  $      1,411,329  $     2,765,050
     Net realized gain on investments                                                              5,964,657       16,536,341
     Net realized loss on forward foreign currency contracts                                      (2,123,113)     (12,183,063)
     Net realized gain on futures contracts                                                                             8,567
     Change in net unrealized appreciation (depreciation) on investments                          (2,307,537)      (5,405,176)
     Change in net unrealized appreciation on translation of assets and liabilities
     denominated in foreign currencies                                                            (6,924,061)       5,588,791
     Change in net unrealized appreciation (depreciation) on forward foreign currency contracts    1,056,677        2,440,920
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

     Net increase (decrease) in net assets resulting from operations                              (2,922,048)       9,751,430
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                   (1,363,889)      (2,198,734)
     From net realized gains                                                                                       (5,305,768)
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

     Total distributions                                                                          (1,363,889)      (7,504,502)
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                            98,875,159      100,165,018
     Reinvestment of distributions                                                                 1,363,889        7,504,502
     Redemptions of shares                                                                       (31,038,750)    (115,116,876)
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

     Net increase (decrease) in net assets resulting from share transactions                      69,200,298       (7,447,356)
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

     Total increase (decrease) in net assets                                                      64,914,361       (5,200,428)

NET ASSETS:
     Beginning of period                                                                         133,332,821      138,533,249
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

     End of period  (1)                                                                     $    198,247,182  $   133,332,821
                                                                                              ===============   ==============
                                                                                              ===============   ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                                          9,578,798        9,463,092
     Issued in reinvestment of distributions                                                         134,241          717,292
     Redeemed                                                                                     (2,985,190)     (10,839,053)
                                                                                              ---------------   --------------
                                                                                              ---------------   --------------

     Net increase (decrease)                                                                       6,727,849         (658,669)
                                                                                              ===============   ==============
                                                                                              ===============   ==============

(1) Including undistributed net investment income                                           $        402,638  $       355,198

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                Six Months Ended        Year Ended December 31,        Period Ended December 31,
                                                June 30, 2004  2003        2002        2001       2000        1999 +
                                                -----------------------  ---------   ---------  ----------  -----------
                                                -----------------------  ---------   ---------  ----------  -----------
                                    UNAUDITED
Net Asset Value, Beginning of Period          $     10.47 $      10.34 $     9.75  $     9.76 $      9.71 $      10.00

Income from Investment Operations

Net investment income                                0.06         0.17       0.28        0.71        0.37         0.16
Net realized and unrealized gain (loss)             (0.27)        0.58       0.74       (0.38)       0.49        (0.29)
                                                ----------  -----------  ---------   ---------  ----------  -----------
                                                ----------  -----------  ---------   ---------  ----------  -----------

Total Income (Loss) From Investment Operations      (0.21)        0.75       1.02        0.33        0.86        (0.13)
                                                ----------  -----------  ---------   ---------  ----------  -----------
                                                ----------  -----------  ---------   ---------  ----------  -----------

Less Distributions

From net investment income                          (0.07)       (0.19)     (0.32)      (0.18)      (0.81)       (0.16)
From net realized gains                                          (0.43)     (0.11)      (0.16)
                                                ----------  -----------  ---------   ---------  ----------  -----------
                                                ----------  -----------  ---------   ---------  ----------  -----------

Total Distributions                                 (0.07)       (0.62)     (0.43)      (0.34)      (0.81)       (0.16)
                                                ----------  -----------  ---------   ---------  ----------  -----------
                                                ----------  -----------  ---------   ---------  ----------  -----------

Net Asset Value, End of Period                $     10.19 $      10.47 $    10.34  $     9.75 $      9.76 $       9.71
                                                ==========  ===========  =========   =========  ==========  ===========
                                                ==========  ===========  =========   =========  ==========  ===========


Total Return                                       (2.00%)o      7.36%     10.54%       3.41%       9.02%       (1.25%)o

Net Assets, End of Period ($000)              $   198,247 $    133,333 $  138,533  $  112,247 $    88,218 $     91,795

Ratio of Expenses to Average Net Assets             1.30% *      1.30%      1.30%       1.30%       1.30%        1.30% *

Ratio of Net Investment Income to Average Net Assets1.89% *      2.12%      2.86%       2.95%       3.53%        4.00% *

Portfolio Turnover Rate                           164.05% o    225.08%    275.23%     227.53%     367.96%       86.93% o


 + The portfolio commenced operations on July 26, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                          June 30, 2004 and Year Ended
                               December 31, 2003

                          Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2004 were $621,091, $643,195 and 0.32%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Forward Currency Transactions

        The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $176,881,116 and $167,960,290, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $42,049,250 and $22,129,650, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $196,005,076. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,430,384 and gross depreciation of securities in which there was an excess of tax cost over value of $1,742,157, resulting in net depreciation of $311,773.

5. FORWARD FOREIGN CURRENCY CONTRACTS

       As of June 30, 2004, the Portfolio held the following forward foreign currency contracts:

                                                                                                          Net
                                                        Delivery                                      Unrealized
                                                         Value                  Settlement           Appreciation
                                                   (Foreign Currency)              Date             (Depreciation)
                                                  ---------------------      ------------------     ----------------
      Long Contracts:
         Canadian Dollar                                   20,013,000           December 2004   $     (337,992)
         Euro                                              80,700,000           December 2004         151,065
         Japanese Yen                                   2,703,000,000           December 2004         (194,704)
         Swedish Krona                                    111,950,000           December 2004         138,600
         Danish Krone                                       3,970,000           December 2004         2,112
         British Pound                                      4,260,000           December 2004         78,361
         Australian Dollar                                 14,538,000           December 2004         155,536

      Short Contracts:
         Australian Dollar                                 14,701,000           December 2004   $     (205,223)
         Japanese Yen                                     657,300,000           December 2004         3,260
         Canadian Dollar                                   19,360,000           December 2004         300,929
         Euro                                              36,710,000           December 2004         (43,826)
                                                                                                    ----------------

      Net Depreciation                                                                          $     48,118
                                                                                                    ================


6. DISTRIBUTIONS TO SHAREHOLDERS

       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

       The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had post-October foreign currency loss deferrals of $466,530.

Maxim Global Bond Portfolio

BONDS

AIRLINES --- 0.20%
    300,000 American Airlines Inc                                        272,829
            Bonds
            8.608% October 1, 2012
    153,762 Continental Airlines Inc                                     122,927
            Pass Thru Certificates
            7.373% December 15, 2015
                                                                        $395,756

AUTO PARTS & EQUIPMENT --- 0.05%
     90,000 Ford Holdings Inc                                             99,170
            Company Guaranteed Bond
            9.300% March 1, 2030
                                                                         $99,170

AUTOMOBILES --- 0.41%
    625,000 General Motors Corp                                          821,658
        EUR Notes
            7.250% July 3, 2013
                                                                        $821,658

BANKS --- 1.49%
    100,000 BB&T Corp                                                     96,330
            Subordinated Notes
            5.200% December 23, 2015
    450,000 Bank of America Corp                                         478,211
            Senior Notes
            5.875% February 15, 2009
    125,000 HSBC USA Inc                                                 135,541
            Unsecured Notes
            7.000% November 1, 2006
180,000,000 KFW International Finance                                  1,704,847
        JPY Notes
            1.750% March 23, 2010
    500,000 US Bank NA                                                   499,234
            Notes
            2.850% November 15, 2006
                                                                      $2,914,163

BROADCAST/MEDIA --- 0.15%
    235,000 Comcast Cable Communications Inc                             286,548
            Notes
            8.875% May 1, 2017
                                                                        $286,548

COMMUNICATIONS - EQUIPMENT --- 0.05%
    100,000 Nortel Networks Corp                                         100,500
            Notes
            6.125% February 15, 2006
                                                                        $100,500

ELECTRIC COMPANIES --- 0.22%
    300,000 Dominion Resources Inc                                       346,201
            Senior Notes
            8.125% June 15, 2010
     70,000 PP& L Capital Funding Inc                                     77,614
            Notes
            8.375% June 15, 2007
                                                                        $423,815

ELECTRONIC INSTRUMENT & EQUIP --- 0.08%
    150,000 MSW Energy Holdings                                          158,625
            Company Guaranteed Notes
            8.500% September 1, 2010
                                                                        $158,625

FINANCIAL SERVICES --- 2.00%
  1,300,000 CIF Euromortgage                                           1,652,925
        EUR Collaterized Notes
            4.750% October 29, 2008
    300,000 Capital One Bank                                             316,423
            Senior Notes
            6.875% February 1, 2006
     50,000 Newcourt Credit Group Inc                                     51,401
            Notes
            6.875% February 16, 2005
     50,000 Summit Capital Trust I                                        55,072
            Notes
            8.400% March 15, 2027
  1,600,000 Toyota Motor Credit Corp                                   1,654,643
            Senior Unsecured Notes
            4.875% June 20, 2007
    187,000 Washington Mutual Inc                                        183,309
            Notes
            4.000% January 15, 2009
                                                                      $3,913,773

FOOD & BEVERAGES --- 0.15%
    300,000 Miller Brewing Co #                                          298,536
            Notes
            4.250% August 15, 2008
                                                                        $298,536

FOREIGN BANKS --- 7.88%
  2,700,000 Banco Bilbao Vizcaya Argentaria SA                         3,547,926
        EUR Collateralized Notes
            5.500% October 1, 2009
901,000,000 Bayerische Landesbank Girozentrale                         8,026,873
        JPY Senior Notes
            1.400% April 22, 2013
243,000,000 Pfandbriefstelle Der Oesterr                               2,270,359
        JPY Senior Unsubordinated Notes
            1.600% February 15, 2011
  1,500,000 Rabobank Nederland                                         1,578,653
            Notes
            5.500% September 17, 2008
                                                                     $15,423,811

FOREIGN GOVERNMENTS --- 45.03%
 85,000,000 Development Bank of Japan                                    696,341
        JPY Notes
            1.700% September 20, 2022
  2,380,000 Government of Austria                                      3,141,793
        EUR Bonds
            5.500% January 15, 2010
  3,411,000 Government of Belgium                                      4,524,040
        EUR Bonds
            5.500% September 28, 2017
    583,000 Government of Belgium                                        748,887
        EUR Bonds
            5.000% September 28, 2012
    420,000 Government of Belgium                                        551,465
        EUR Bonds
            5.500% March 28, 2028
  1,600,000 Government of Denmark                                        290,656
        DKK Bonds
            6.000% November 15, 2011
  1,700,000 Government of Denmark                                        349,925
        DKK Bonds
            7.000% November 10, 2024
  5,560,000 Government of France                                       6,891,816
        EUR Bonds
            4.000% April 25, 2009
    928,000 Government of France                                       1,110,136
        EUR Bonds
            4.000% April 25, 2013
    870,000 Government of France                                       1,186,845
        EUR Bonds
            5.750% October 25, 2032
 10,626,000 Government of Germany                                     12,892,062
        EUR Bonds
            4.250% January 4, 2014
    166,000 Government of Germany                                        221,916
        EUR Bonds
            5.625% January 4, 2028
    588,000 Government of Germany                                        722,812
        EUR Bonds
            3.750% January 4, 2009
    150,000 Government of Germany                                        193,660
        EUR Bonds
            5.000% July 4, 2011
  5,165,000 Government of Ireland                                      6,186,137
        EUR Bonds
            3.250% April 18, 2009
    750,000 Government of Italy                                          747,234
            Global Bonds
            2.500% March 31, 2006
406,000,000 Government of Japan                                        3,714,363
        JPY Unsubordinated Notes
            1.550% February 21, 2012
  5,800,000 Government of Netherlands                                  7,038,766
        EUR Bonds
            4.250% July 15, 2013
    500,000 Government of Netherlands                                    578,345
        EUR Bonds
            3.750% July 15, 2014
  1,074,000 Government of Netherlands                                  1,379,825
        EUR Bonds
            5.000% July 15, 2012
    408,000 Government of Netherlands                                    537,562
        EUR Bonds
            5.500% January 15, 2028
  3,175,000 Government of Netherlands                                  4,200,660
        EUR Bonds
            5.500% July 15, 2010
  2,139,000 Government of Netherlands                                  2,616,665
        EUR Bonds
            3.750% July 15, 2009
 14,200,000 Government of Sweden                                       1,979,116
        SEK Bonds
            5.250% March 15, 2011
 47,100,000 Government of Sweden                                       6,506,383
        SEK Bonds
            5.000% January 28, 2009
 40,180,000 Government of Sweden                                       6,191,591
        SEK Debentures
            6.750% May 5, 2014
610,000,000 Japan Financial Corp                                       5,386,566
        JPY Notes
            1.350% November 26, 2013
  1,840,000 United Kingdom                                             3,277,778
        GBP Treasury Bonds
            5.000% September 7, 2014
  2,360,000 United Kingdom                                             4,249,901
        GBP Bonds
            5.000% March 7, 2012
                                                                     $88,113,246

GOLD, METALS & MINING --- 0.08%
    150,000 Falconbridge Ltd                                             157,199
            Unsecured Debentures
            7.350% November 1, 2006
                                                                        $157,199

HOMEBUILDING --- 0.17%
    100,000 DR Horton Inc                                                108,000
            Unsecured Bonds
            7.500% December 1, 2007
    100,000 DR Horton Inc                                                102,000
            Senior Notes
            6.875% May 1, 2013
    130,000 NVR Inc                                                      122,850
            Senior Notes
            5.000% June 15, 2010
                                                                        $332,850

INSURANCE RELATED --- 0.15%
    152,000 American International Group Inc                             145,402
            Notes
            2.875% May 15, 2008
    150,000 Liberty Mutual #                                             148,374
            Notes
            7.697% October 15, 2097
                                                                        $293,776

INVESTMENT BANK/BROKERAGE FIRM --- 0.25%
    260,000 Morgan Stanley                                               255,851
            Notes
            5.300% March 1, 2013
    240,000 Morgan Stanley                                               233,666
            Notes
            3.875% January 15, 2009
                                                                        $489,517

LEISURE & ENTERTAINMENT --- 0.14%
     95,000 Park Place Entertainment Corp                                 99,869
            Senior Unsecured Notes
            7.875% December 15, 2005
    155,000 Park Place Entertainment Corp                                168,175
            Senior Unsecured Notes
            8.500% November 15, 2006
                                                                        $268,044

MACHINERY --- 0.07%
     75,000 Case Corp                                                     67,500
            Notes
            7.250% January 15, 2016
     75,000 Case New Holland Inc #                                        69,750
            Senior Notes
            6.000% June 1, 2009
                                                                        $137,250

OIL & GAS --- 0.31%
     85,000 Houston Exploration Co                                        85,425
            Senior Subordinated Notes
            7.000% June 15, 2013
    400,000 Occidental Petroleum Corp                                    400,701
            Notes
            4.000% November 30, 2007
    100,000 Phillips Petroleum Co                                        120,864
            Unsecured Notes
            8.750% May 25, 2010
                                                                        $606,990

PERSONAL LOANS --- 0.05%
    100,000 American Express Co                                           97,037
            Notes
            4.875% July 15, 2013
                                                                         $97,037

SPECIALIZED SERVICES --- 0.26%
    500,000 Hertz Corp                                                   509,485
            Unsecured Notes
            6.250% March 15, 2009
                                                                        $509,485

SUPRANATIONALS --- 1.09%
  2,000,000 Inter-American Development Bank                            2,141,382
            Unsecured Bonds
            5.750% February 26, 2008
                                                                      $2,141,382

TELEPHONE & TELECOMMUNICATIONS --- 0.80%
    100,000 Telecom Italia Capital #                                      96,785
            Notes
            5.250% November 15, 2013
    528,000 Telecom Italia Finance SA                                    676,739
        EUR Senior Notes
            6.125% April 20, 2006
    600,000 Telecom Italia SpA                                           792,490
        EUR Notes
            6.250% February 1, 2012
                                                                      $1,566,014

TRANSPORTATION --- 0.32%
    504,000 Stagecoach Group PLC                                         619,655
        EUR Unsubordinated Notes
            6.000% November 24, 2004
                                                                        $619,655

U.S. GOVERNMENTS --- 11.87%
  3,900,000 United States of America                                   3,944,531
            2.000% January 15, 2014
  9,800,000 United States of America                                   9,538,536
            4.250% November 15, 2013
  1,000,000 United States of America                                     953,047
            4.000% February 15, 2014
    950,000 United States of America                                     950,259
            1.750% December 31, 2004
  5,316,000 United States of America                                   5,375,407
            1.875% July 15, 2013
  1,862,000 United States of America                                   2,463,877
            8.125% August 15, 2021
                                                                     $23,225,657

UTILITIES --- 0.02%
     35,000 Calpine Corp #                                                29,750
            Senior Secured Notes
            9.875% December 1, 2011
                                                                         $29,750

TOTAL BONDS --- 73.29%                                              $143,424,207
(Cost $143,718,252)

SHORT-TERM INVESTMENTS

  6,100,000 Fannie Mae                                                 6,098,495
                  1.126%, July 9, 2004
  3,000,000 Fannie Mae                                                 2,999,505
                  1.005%, July 7, 2004
 10,362,000 Fannie Mae                                                10,362,000
                  1.020%, July 1, 2004
  2,000,000 Fannie Mae                                                 1,998,004
                  1.073%, August 4, 2004
  2,065,000 Farmer Mac                                                 2,063,431
                  1.067%, July 27, 2004
 11,000,000 Federal Farm Credit                                       10,998,379
                  1.075, July 6, 2004
  4,100,000 Federal Farm Credit                                        4,100,000
                  .974%, July 1, 2004
  4,000,000 Federal Home Loan Bank                                     3,999,888
         1.025%, July 2, 2004
    900,000 Federal Home Loan Bank                                       899,557
                  1.220%, July 16, 2004
  8,000,000 Federal Home Loan Bank                                     8,000,000
                  1.010%, July 1, 2004
    750,000 Freddie Mac                                                  749,837
                  1.136%, July 8, 2004

TOTAL SHORT-TERM INVESTMENTS --- 26.71%                              $52,269,096
(Cost $52,269,096)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $195,693,303
(Cost $195,987,348)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Currency Abbreviations
EUR - Euro Dollars
DKK - Danish Krone
GBP - Great British Pound
JPY - Japanese Yen
SEK - Swedish Krona

Summary of Investments by Country

Maxim Global Bond Portfolio
June 30, 2004

                                                                   % of Portfolio
            Country                         Value ($)                Investments
--------------------------------    --------------------------   --------------------
--------------------------------    --------------------------   --------------------
Austria                                           $ 5,412,152                  2.77%
Belgium                                             5,824,392                  2.98%
Canada                                                151,901                  0.08%
Denmark                                            21,753,176                 11.12%
European Community                                  2,141,382                  1.09%
France                                             10,841,722                  5.54%
Germany                                               944,728                  0.48%
Ireland                                             6,186,137                  3.16%
Italy                                               1,636,509                  0.84%
Japan                                               9,797,270                  5.01%
Luxembourg                                            676,739                  0.34%
Netherlands                                        17,930,476                  9.16%
Spain                                               3,547,926                  1.81%
Sweden                                             14,677,090                  7.50%
United Kingdom                                      8,147,334                  4.16%
United States                                      86,024,369                 43.96%
                                    --------------------------   --------------------
                                    --------------------------   --------------------
                                                $ 195,693,303                100.00%
                                    ==========================   ====================
                                    ==========================   ====================



ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004